Acquisitions and Disposals - Life Retro Arrangements Narrative (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
	May 30, 2014	Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Underwriting profit (loss)		$ 172,037		$ 139,207		$ 587,409		$ 585,907	$ 245,191
Comprehensive income (loss)		407,941		220,712		(797,842)		747,801	$ (783,363)
XL Re Life (SAC) Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Subsidiary Stock, Percentage	100.00%
Disposal Group, Including Discontinued Operation, Consideration	$ 570,000
Quota Share Reinsurance Percentage	100.00%
Pro Forma Effect of Sale, After Tax Net Loss								621,300
Comprehensive income (loss)		0				0		0
Life Funds Withheld Assets | XL Re Life (SAC) Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Underwriting profit (loss)		0	[1]	603	[1]	605	[2]	11,649
Comprehensive income (loss)		$ 0		$ 603		$ 605		$ 11,649

[1]	The underwriting profit of $0.6 million relates to a premium adjustment during the three months ended March 31, 2015 relating to the GreyCastle Life Retro Arrangements transaction. Excluding this transaction, the impact to comprehensive income relating to the GreyCastle Life Retro Arrangements was nil for the three months ended March 31, 2015.
[2]	The underwriting profit of $0.6 million relates to a premium adjustment relating to the GreyCastle Life Retro Arrangements transaction, which was completed on May 30, 2014. Excluding this transaction, the impact to comprehensive income relating to the GreyCastle Life Retro Arrangements was nil for the years ended December 31, 2015 and 2014.